Equity Based Compensation Equity Based Compensation (Valuation assumptions) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%		0.00%		0.00%
Expected volatility factor, minimum	49.00%	[1]
Expected volatility factor, maximum	51.00%	[1]
Expected volatility factor			58.00%	[1]	59.00%	[1]
Risk-free interest rate, minimum	1.80%	[2]	0.80%	[2]
Risk-free interest rate, maximum	2.00%	[2]	0.90%	[2]
Risk-free interest rate					1.00%	[2]
Expected term (in years)					4 years 3 months 18 days	[3]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	[3]	3 years 8 months 12 days	[3]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months	[3]	3 years 10 months 24 days	[3]

[1]	The Company estimated its volatility factor based on the average volatilities of similar public entities.
[2]	The risk-free interest rate is based on U.S. Treasury yields in effect at the time of grant.
[3]	For stock options granted during the year ended December 31, 2013, the expected term was derived utilizing the "simplified method" in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 110, which uses the mid-point between the vesting date and the expiration date of the award. We believe use of this approach is appropriate given the lack of prior history of option exercises upon which to base an expected term. For stock options granted during the years ended December 31, 2012 and 2011, the expected term was based on the vesting term and contractual term of the options and the expected exercise behavior of the option holders.